Inventories (Tables)	12 Months Ended
Jun. 30, 2024
Inventories
Schedule of inventories

	2024	2023
for the year ended 30 June	Rm	Rm
Carrying value
Crude oil and other raw materials	5 624	5 622
Process material	2 865	3 220
Maintenance materials	7 754	6 889
Work in progress	3 012	2 614
Manufactured products	21 104	23 658
Consignment inventory	360	202
	40 719	42 205